Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 9 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2017 and 2016, property, plant and equipment consisted of the following:

	December 31, 2017	December 31, 2016
Machinery equipment	$1,143,605	$941,333
Electronic equipment	117,220	69,037
Office equipment	81,248	62,542
Motor vehicles	932,877	194,961
Buildings	106,038	89,661
Computer software	81,939	23,825
Construction in progress	8,350,135	-
Leasehold improvements	80,053	50,011
Total property, plant and equipment	10,893,115	1,431,370
Less: accumulated depreciation	(443,649)	(231,759)
Property, plant and equipment, net	$10,449,466	$1,199,611

During the year ended December 31, 2017, the liabilities assumed in connection with purchase of property, plant and equipment totaled $7,445,478. The liabilities were included in accrued expenses and other payables in the accompanying consolidated balance sheets as of December 31, 2017.

Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $188,995, $165,906 and $86,396, respectively.

Certain properties and equipment have been pledged to obtain short term loans. See Note 12 for details.